Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2015 Fund	May 30, 2024
Fidelity Advisor Freedom 2015 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	11.20%
Past 5 years	6.01%
Since Inception	4.82%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.97%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.88%

[1]	A From June 6, 2017 .